Debt, Central Mare Bridge Loan (Details) - Central Mare [Member] $ in Thousands		6 Months Ended
	Jan. 05, 2022 USD ($)	Jun. 30, 2022 Installment	Jan. 06, 2022 USD ($)
Debt [Abstract]
Unsecured credit facility	$ 20,000
Number of payment installments | Installment		1
Maturity date		Dec. 31, 2022
Draw down amount			$ 9,000
Percentage of commitment fee	1.00%
Line of Credit [Member]
Debt [Abstract]
Arrangement fee	2.00%
Interest rate	12.00%